EQUITY	12 Months Ended
Dec. 31, 2022
EQUITY.
EQUITY

NOTE 16 - EQUITY

a)    Share capital

As of 31 December 2022, the Group’s authorised and paid-in share capital consists of 325,998,290 (2021:325,998,290) shares with TRY0.2 (2021: TRY0.2) nominal value each. As of 31 December 2022, 40,000,000 of the shares consist of A group shares (owned by Hanzade Vasfiye Doğan Boyner) and the remaining 285,998,290 shares are B group shares (owned by other shareholders).

In Ordinary and Extraordinary General Assembly meetings, each Class A share grants 15 (fifteen) votes to the shareholders who own these shares and each of Class B share grants one vote to the shareholders, provided that provisions of the Turkish Commercial Code are reserved.

NOTE 16 – EQUITY (Continued)

a)    Share capital (Continued)

Share capital (values of shares) as of 31 December 2022 and 2021 is as follows:

	2022	Share (%)	2021	Share (%)

TurkCommerce B.V.	44,097	15%	44,097	15%
Hanzade Vasfiye Doğan Boyner	64,857	21%	64,857	21%
Vuslat Doğan Sabancı	45,061	15%	45,061	15%
Yaşar Begümhan Doğan Faralyalı	45,061	15%	45,061	15%
Arzuhan Doğan Yalçındağ	41,098	14%	41,098	14%
Işıl Doğan	1,887	<1	1,887	<1
Public shares	60,574	20%	60,574	20%

	302,635	100	302,635	100

b)    Share premium

Share premium as of 31 December 2022 and 2021 is as follows:

	2022	2021

Share premium	8,789,896	8,789,896

	8,789,896	8,789,896

Increase in share capital and share premium

At the extraordinary General Assembly meeting (“GAM”) dated 25 May 2021, it was decided that the Company adopts the registered capital system as per the provisions of the Turkish Commercial Code numbered 6102 and nominal value of each share has been determined as TRY 0.20. Upon this GAM, the issued share capital of the Company was divided into 284,328,290 registered shares each with a nominal value of TRY 0.20.

On Board of Directors meeting dated 5 July 2021, the shareholders have decided to increase the share capital of the Company by amounting to TRY16,873 thousand reaching to TRY302,635 thousand through injection of additional capital. In addition to the capital increase, it has been decided to undertake a share premium of TRY8,316,934 thousand and to issue 41,670,000 class B shares with premium.

On 6 July 2021, the Group received TRY8,333,807 thousand proceeds from the IPO in Nasdaq and TRY16,873 thousand was accounted as a capital increase since the IPO completed through capital increase and TRY8,246,885 thousand was accounted as a share premium, after deducting transaction costs. The Group incurred TRY109,297 thousand of transaction costs directly related to the offering and TRY70,049 thousand of transaction costs netted off from share premium.